Acquisition of SRM Entertainment (Details Narrative) - USD ($)				12 Months Ended
	Jan. 15, 2021	Nov. 30, 2020	Feb. 21, 2020	Dec. 31, 2020
Business Acquisition [Line Items]
Common stock issued in acquisition, shares			250,000
Common Stock [Member]
Business Acquisition [Line Items]
Common stock issued in acquisition, shares		200,000		200,000
SRM Entertainment LTD [Member]
Business Acquisition [Line Items]
Cash receipts	$ 200,000
SRM Entertainment LTD [Member] | Escrow [Member]
Business Acquisition [Line Items]
Cash receipts				$ 200,000
SRM Entertainment LTD [Member] | Share Exchange Agreement [Member]
Business Acquisition [Line Items]
Acquired percentage		100.00%
Common stock issued in acquisition, shares		200,000
Exchange number of shares, value		$ 1,040,000
Escrow number of shares		50,000
SRM Entertainment LTD [Member] | Share Exchange Agreement [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Common stock issued in acquisition, shares		150,000
SRM Entertainment LTD [Member] | Share Exchange Agreement [Member] | Escrow [Member]
Business Acquisition [Line Items]
Common stock issued in acquisition, shares		50,000